INTANGIBLE ASSETS - PATENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF INTANGIBLE ASSETS PATENT, NET

Balance, January 1, 2021	$2,239
Depreciation	(123)
Effect of changes in foreign exchange rates	(25)
Balance, December 31, 2021	$2,091
Additions	311
Depreciation	(200)
Effect of changes in foreign exchange rates	5
Balance, December 31, 2022	$2,207